Business Segment Information	12 Months Ended
Dec. 31, 2015
Business Segment Information [Abstract]
Business Segment Information

Note 20 – Business Segment Information

FHN has four business segments: regional banking, fixed income, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers in Tennessee and other selected markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The fixed income segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, gains on the extinguishment of debt, acquisition-related costs, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees (in periods subsequent to first quarter 2014 these amounts are significantly lower), and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2015	2014	2013
Consolidated	Net interest income	$653,720	$627,718	$637,374
	Provision for loan losses	9,000	27,000	55,000
	Noninterest income	517,325	550,044	584,577
	Noninterest expense	1,053,791	832,531	1,148,519
	Income/(loss) before income taxes	108,254	318,231	18,432
	Provision/(benefit) for income taxes	10,941	84,185	(19,389)
	Income/(loss) from continuing operations	97,313	234,046	37,821
	Income/(loss) from discontinued operations, net of tax	-	-	548
	Net income/(loss)	$97,313	$234,046	$38,369
	Average assets	$25,638,265	$23,994,836	$24,402,338
	Depreciation and amortization	$60,743	$56,894	$71,613
	Expenditures for long-lived assets	43,514	38,880	41,463

(Dollars in thousands)		2015	2014	2013
Regional Banking	Net interest income	$655,180	$602,126	$591,351
	Provision for loan losses	34,545	29,187	18,460
	Noninterest income	251,616	254,705	247,717
	Noninterest expense	563,535	538,988	529,396
	Income/(loss) before income taxes	308,716	288,656	291,212
	Provision/(benefit) for income taxes	110,232	102,771	104,915
	Net income/(loss)	$198,484	$185,885	$186,297
	Average assets	$14,934,440	$13,273,565	$12,875,630
	Depreciation and amortization	$40,056	$38,008	$46,552
	Expenditures for long-lived assets	37,578	30,697	34,014

Fixed Income	Net interest income	$15,534	$12,688	$16,187
	Noninterest income	231,311	202,725	268,436
	Noninterest expense	220,210	146,847	232,429
	Income/(loss) before income taxes	26,635	68,566	52,194
	Provision/(benefit) for income taxes	8,981	25,741	19,618
	Net income/(loss)	$17,654	$42,825	$32,576
	Average assets	$2,368,900	$2,069,472	$2,255,852
	Depreciation and amortization	$5,735	$6,233	$8,837
	Expenditures for long-lived assets	1,640	1,358	3,995

Corporate	Net interest income/(expense)	$(71,727)	$(54,175)	$(46,178)
	Noninterest income	23,330	26,969	26,055
	Noninterest expense	56,906	61,387	64,865
	Income/(loss) before income taxes	(105,303)	(88,593)	(84,988)
	Provision/(benefit) for income taxes	(79,891)	(63,526)	(51,582)
	Net income/(loss)	$(25,412)	$(25,067)	$(33,406)
	Average assets	$6,003,080	$5,588,328	$5,186,034
	Depreciation and amortization	$13,987	$10,929	$13,975
	Expenditures for long-lived assets	3,848	6,268	1,798

Non-Strategic	Net interest income	$54,733	$67,079	$76,014
	Provision/(provision credit) for loan losses	(25,545)	(2,187)	36,540
	Noninterest income	11,068	65,645	42,369
	Noninterest expense	213,140	85,309	321,829
	Income/(loss) before income taxes	(121,794)	49,602	(239,986)
	Provision/(benefit) for income taxes	(28,381)	19,199	(92,340)
	Income/(loss) from continuing operations	(93,413)	30,403	(147,646)
	Income/(loss) from discontinued operations, net of tax	-	-	548
	Net income/(loss)	$(93,413)	$30,403	$(147,098)
	Average assets	$2,331,845	$3,063,471	$4,084,822
	Depreciation and amortization	$965	$1,724	$2,249
	Expenditures for long-lived assets	448	557	1,656

Certain previously reported amounts have been reclassified to agree with current presentation.